Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes - 94.4%
Communication Services - 15.9%
Diversified Telecommunication Services - 1.5%
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	$95,130
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	820,000	842,806	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	760,043	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	780,000	879,312
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	481,495	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	3,000,000	3,014,248
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	526,696	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,160,000	284,400	*(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	890,000	80,100	*(a)(b)
Total Diversified Telecommunication Services				6,964,230
Entertainment - 0.6%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,040,000	1,171,196
Netflix Inc., Senior Notes	6.375%	5/15/29	1,250,000	1,433,688
Total Entertainment				2,604,884
Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	912,371
Match Group Inc., Senior Notes	5.000%	12/15/27	70,000	72,649	(a)
Total Interactive Media & Services				985,020
Media - 8.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,260,000	1,433,250	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,140,000	3,298,727	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	6,940,000	7,575,912	(a)
Cable Onda SA, Senior Notes	4.500%	1/30/30	1,480,000	1,508,638	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,270,467	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,300,000	$5,521,805	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,996,000	3,079,334
DISH DBS Corp., Senior Notes	7.750%	7/1/26	9,167,000	9,867,450
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	995,000	1,010,870	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,520,000	1,557,825	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,350,000	1,392,377	(a)
Total Media				39,516,655
Wireless Telecommunication Services - 5.2%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,210,000	1,267,487	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,017,000	2,216,834	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	500,000	521,326	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,460,000	1,615,891	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	668,164
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,613,154
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,650,000	1,684,897
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,953,626
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,530,965
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,387,972
Sprint Corp., Senior Notes	7.250%	2/1/28	3,480,000	3,492,702	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,153,280	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	494,263	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	861,886	(a)
Total Wireless Telecommunication Services				24,462,447
Total Communication Services				74,533,236
Consumer Discretionary - 9.8%
Auto Components - 2.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,830,000	3,313,046	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	970,000	1,011,832	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	40,000	38,811

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†		Value
Auto Components - continued
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,250,000		$1,206,059
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	940,000		904,304
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,770,000		2,931,775	(a)
Total Auto Components					9,405,827
Diversified Consumer Services - 1.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,140,000		2,211,128	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,530,000		1,477,980	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,450,000		2,527,356	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		941,593
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000		533,162	(a)
Total Diversified Consumer Services					7,691,219
Hotels, Restaurants & Leisure - 2.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,210,000		2,216,707	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	880,000		883,119	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,450,000	GBP	3,697,137	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000		1,375,604	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,740,000		1,671,122	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	450,000		400,793	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,680,000		1,502,508	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	240,000		235,800	(a)
Total Hotels, Restaurants & Leisure					11,982,790
Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	1,860,000		2,084,200
Specialty Retail - 2.7%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,917,000	EUR	1,901,265	(c)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	730,000		609,879	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†		Value
Specialty Retail - continued
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	1,890,000		$1,526,175	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	520,000		306,800	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,520,000		4,559,776	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,460,000		3,513,924
Total Specialty Retail					12,417,819
Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	750,000	EUR	821,637	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,350,000		1,416,622	(a)
Total Textiles, Apparel & Luxury Goods					2,238,259
Total Consumer Discretionary					45,820,114
Consumer Staples - 2.1%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,500,000		1,672,794
Food Products - 1.0%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	800,000		831,520	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	305,000		311,644	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,510,000		3,643,907	(a)
Total Food Products					4,787,071
Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	280,000		288,284
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000		391,242
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,340,000		1,376,837
Total Household Products					2,056,363
Tobacco - 0.3%
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,110,000		1,413,101
Total Consumer Staples					9,929,329
Energy - 22.3%
Energy Equipment & Services - 0.1%
Transocean Inc., Senior Notes	7.500%	1/15/26	710,000		566,099	(a)
Oil, Gas & Consumable Fuels - 22.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	610,000		634,871
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000		1,455,930

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	365,000	$318,589	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	3,200,000	2,931,264	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	2,735,000	2,332,538	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,720,000	2,374,254
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	1,025,624
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	560,000	231,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	1,048,187
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,440,000	1,274,099
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	290,601
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,030,000	1,088,107
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,500,000	5,049,686
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	2,181,152
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	100,230
Gazprom PJSC Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	1,920,000	2,073,938	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,000,000	2,216,960	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	2,027,549
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	541,808	(c)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	740,000	780,799	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,040,000	3,374,190	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,246,000	2,132,768	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,050,000	993,059	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	2,830,000	2,072,098
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,882,483	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	1,823,850
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	360,000	283,500

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,320,000	$2,581,300
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	920,000	1,083,894
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	59,218
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	1,610,000	1,679,568	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,632,000	1,716,864
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,760,000	3,132,186
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,760,000	6,504,480
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,627,310
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,694,991
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	4,882,000	4,718,770
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	799,909
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,150,000	4,183,076	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,135,425	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,098,855	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	290,000	320,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	350,000	361,191
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,276,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	450,000	445,285
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,830,000	3,059,937
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,939,875

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	500,000	$542,054	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,610,000	2,266,132	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,887,558
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	3,050,000	2,844,448
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	740,000	772,752
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	742,792
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	457,608
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	739,596
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,791,058
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	201,225
YPF SA, Senior Notes	8.750%	4/4/24	1,150,000	1,049,864	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,310,000	4,505,084	(a)
Total Oil, Gas & Consumable Fuels				103,758,692
Total Energy				104,324,791
Financials - 16.4%
Banks - 12.3%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	579,920	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,325,234	(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	1,117,537
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,778,124	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,430,000	3,824,004
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,620,000	1,781,101	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	500,000	558,668
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,200,000	1,360,706	(e)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Banks - continued
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	240,000	$263,126	(a)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,050,000	2,142,301	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,541,145	(a)(d)(e)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	1,000,000	1,036,484	(a)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	492,566
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,560,000	1,662,703
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,040,000	2,199,518	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,180,000	3,357,110	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	500,000	556,838
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,556,112	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,230,000	1,280,227	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,810,000	4,127,430	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	4,380,000	4,603,055	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,090,000	5,542,266	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†		Value
Banks - continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,630,000		$1,688,183	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	840,000		920,605
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		564,102
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648%to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		963,749	(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625%to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	760,000		805,429	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		832,514
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375%to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,694,740	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,820,165	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,522,767 (a)(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000		1,122,334
Total Banks					57,620,763
Capital Markets - 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,270,000		1,404,233	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,330,000		1,370,053

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Capital Markets - continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,800,000	$3,977,527
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,490,000	2,657,191	(a)(d)(e)
Total Capital Markets				9,409,004
Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000	129,310
Navient Corp., Senior Notes	5.875%	10/25/24	480,000	493,205
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	433,308
Total Consumer Finance				1,055,823
Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000	182,835
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	640,000	678,704
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	330,000	324,637	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	150,000	157,594	(a)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000	1,439,394	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,080,000	1,127,698	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	1,066,906
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	700,000	691,250	(a)(f)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000	2,746,267
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000	633,093
Total Diversified Financial Services				9,048,378
Total Financials				77,133,968
Health Care - 8.0%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,109,000	1,224,778

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services - 3.7%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	710,000	$680,120	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	630,000	649,656
Centene Corp., Senior Notes	4.750%	1/15/25	1,600,000	1,643,144
Centene Corp., Senior Notes	4.250%	12/15/27	370,000	381,340	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	990,000	1,061,131	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,670,000	1,727,739	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	840,000	852,251
DaVita Inc., Senior Notes	5.000%	5/1/25	990,000	1,006,667
HCA Inc., Senior Notes	5.625%	9/1/28	2,190,000	2,486,154
HCA Inc., Senior Secured Notes	5.250%	6/15/26	820,000	938,264
HCA Inc., Senior Secured Notes	4.125%	6/15/29	1,000,000	1,098,547
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	1,550,000	1,534,035	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,020,000	3,104,303
Total Health Care Providers & Services				17,163,351
Pharmaceuticals - 4.1%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	1,223,054	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	102,000	102,446	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,370,000	3,443,415	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	722,166	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,960,000	1,949,710
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	5,490,000	5,281,270
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	2,670,000	2,658,466
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	400,000	388,768
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,760,000	3,507,760
Total Pharmaceuticals				19,277,055
Total Health Care				37,665,184

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Industrials - 4.8%
Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	136,240	$151,065
Building Products - 1.2%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	660,000	661,554	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,760,000	2,839,840	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,820,000	1,874,277	(a)
Total Building Products				5,375,671
Commercial Services & Supplies - 1.9%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,390,000	1,507,802	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	450,000	464,812
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,280,000	4,571,682
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	260,000	272,357
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	2,170,000	2,231,085
Total Commercial Services & Supplies				9,047,738
Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	509,374	(a)
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	400,000	392,286	(d)(e)
Total Industrial Conglomerates				901,660
Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	440,000	446,028	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,434,000	1,473,934	(a)
Total Machinery				1,919,962
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,430,000	957,743	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,180,000	$2,230,600	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	2,025,000	1,957,740	(a)
Total Trading Companies & Distributors				4,188,340
Total Industrials				22,542,179
Information Technology - 2.0%
Communications Equipment - 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	1,933,152	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	40,000	37,600	(a)
Total Communications Equipment				1,970,752
Software - 0.6%
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	490,000	511,847	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	2,200,000	2,193,125	(a)
Total Software				2,704,972
Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	690,000	722,775	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	433,241
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,407,154
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	672,551
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,390,000	1,437,781
Total Technology Hardware, Storage & Peripherals				4,673,502
Total Information Technology				9,349,226
Materials - 10.0%
Chemicals - 1.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,225,959	(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	2,310,890	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000	1,390,387	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000	1,158,990	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,250,000	1,291,144
Total Chemicals				7,377,370
Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,088,802	(a)(f)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,890,000	$4,065,050	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,180,000	2,348,841	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000	2,537,271
Pactiv LLC, Senior Notes	8.375%	4/15/27	510,000	590,502
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000	165,512	(c)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,006,782	(a)
Total Containers & Packaging				11,802,760
Metals & Mining - 4.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	890,000	914,484	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,870,000	1,980,985	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,290,000	1,326,314	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000	533,693	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,664,151	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,440,743
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	2,490,000	2,463,307	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	830,000	857,722
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	685,022
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,580,000	1,603,044
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,530,000	2,473,524
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	58,356
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000	1,005,080
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000	2,776,120
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	460,000	531,793
Total Metals & Mining				20,314,338

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security‡	Rate	Date	Amount†		Value
Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000		$519,575	(a)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	460,000		485,142	(a)
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,640,000		2,665,846
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,400,000		3,843,181	(a)
Total Paper & Forest Products					7,513,744
Total Materials					47,008,212
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	570,000		587,278
CoreCivic Inc., Senior Notes	4.625%	5/1/23	360,000		361,692
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,490,000		1,362,642
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	780,000		805,350
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	2,070,000		2,162,783
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,070,000		1,119,257
Total Real Estate					6,399,002
Utilities - 1.7%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		482,436
Pampa Energia SA, Senior Notes	7.375%	7/21/23	2,420,000		2,158,846	(c)
Total Electric Utilities					2,641,282
Gas Utilities - 0.7%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,100,000		3,201,827
Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	1,780,000		1,999,714	(a)
Total Utilities					7,842,823
Total Corporate Bonds & Notes (Cost - $403,093,661)					442,548,064
Sovereign Bonds - 26.4%
Argentina - 1.9%
Argentina POM Politica Monetaria,Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.226%	6/21/20	42,670,000	ARS	352,519	(e)(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	2,680,000		1,341,072

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†		Value
Argentina - continued
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,780,000		$2,703,953
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	5,250,000		2,272,856
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	4,780,000		2,151,000	(a)
Total Argentina					8,821,400
Armenia - 0.2%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	800,000		813,900	(a)
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,826,000	BRL	661,915
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	18,677,000	BRL	4,681,277
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,750,000		1,925,892
Total Brazil					7,269,084
Colombia - 1.4%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	4,542,000		6,696,884
Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000		521,717	(a)
Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000		640,896	(a)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000		496,219	(c)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000		452,111	(a)
Total Croatia					1,589,226
Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	4,120,000		4,435,901	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Ecuador - 0.7%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	2,100,000	2,083,099	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000	$166,065	(c)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,050,000	871,838	(a)
Total Ecuador				3,121,002
Egypt - 0.5%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000	2,095,556	(a)
Ghana - 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000	295,703	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	920,000	1,167,413	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	900,000	917,545	(a)
Total Ghana				2,380,661
Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,970,000	2,071,647	(a)
Honduras - 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000	448,166	(c)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,200,000	1,339,929	(a)
Total Honduras				1,788,095
Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	942,000	1,070,705
Hungary Government International Bond, Senior Notes	5.375%	3/25/24	300,000	340,770
Total Hungary				1,411,475
Indonesia - 5.6%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	2,369,000	2,693,191	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,110,000	1,202,160	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	7,140,000	7,717,771	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	4,370,000	4,628,260

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security‡	Rate	Date	Amount†		Value
Indonesia - continued
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	4,635,000		$6,548,151	(c)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	7,604,000,000	IDR	553,970
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	40,240,000,000	IDR	2,906,339
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	15,703
Total Indonesia					26,265,545
Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,282,500		1,243,910	(a)
Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		682,342
Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		639,310	(a)
Mexico - 1.3%
Mexican Bonos, Bonds	6.500%	6/9/22	23,000,000	MXN	1,165,939
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,200,000		2,359,742
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	2,400,000		2,572,200
Total Mexico					6,097,881
Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,200,000		2,187,973	(a)
Panama - 0.1%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	460,000		668,010
Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	730,000		818,773	(a)
Peru - 1.1%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		956,561
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	2,604,000		4,407,296
Total Peru					5,363,857

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†		Value
Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,390,000		$1,445,947
Russia - 2.9%
Russian Federal Bond - OFZ	7.000%	1/25/23	74,770,000	RUB	1,153,579
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	6,093,657
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		72,306	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	4,400,000		6,046,590	(a)
Total Russia					13,366,132
Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		490,577	(c)
South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	1,800,000		1,735,236
Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	2,700,000		2,748,033	(c)
Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,000,000		4,585,500
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	2,800,000		2,629,480
Total Turkey					7,214,980
Ukraine - 1.2%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,810,000		1,844,019	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	3,300,000		3,546,721	(a)
Total Ukraine					5,390,740
United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,900,000		2,941,006	(a)
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	62,870,000	UYU	1,604,850	(c)
Total Sovereign Bonds - (Cost - $114,508,935)					123,921,650

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Maturity Date	Face Amount†	Value
Senior Loans - 10.3%
Communication Services - 1.8%
Media - 1.8%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.360%	4/30/25	4,013,978	$3,984,374	(e)(h)(i)
iHeartCommunications Inc., New Term Loan (3 mo. USD LIBOR + 3.000%)	4.655%	5/1/26	1,112,428	1,104,085	(e)(h)(i)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	3,230,000	3,207,794	(e)(h)(i)
Total Communication Services				8,296,253
Consumer Discretionary - 6.6%
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.912%	9/23/26	1,857,825	1,820,204	(e)(h)(i)
Hotels, Restaurants & Leisure - 4.6%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.353%	11/19/26	2,828,008	2,797,938	(e)(h)(i)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.353%	3/11/25	6,392,877	6,360,912	(e)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.353%	12/23/24	1,290,126	1,250,778	(e)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.603%	11/30/23	746,154	739,252	(e)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.377%	6/22/26	8,324,194	8,240,953	(e)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.353%	5/30/25	2,192,250	2,180,192	(e)(h)(i)
Total Hotels, Restaurants & Leisure				21,570,025

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security‡	Rate	Date	Amount†	Value
Specialty Retail - 1.6%
Party City Holdings Inc., 2018Replacement Term Loan	4.100-4.110%	8/19/22	3,176,545	$2,905,214	(e)(h)(i)(j)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.660%	3/11/22	4,539,387	4,493,285	(e)(h)(i)
Total Specialty Retail				7,398,499
Total Consumer Discretionary				30,788,728
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	3,610,000	3,300,143	(e)(h)(i)
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.103%	8/6/26	1,350,000	1,352,251	(e)(h)(i)
Industrials - 0.8%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.397%	1/15/25	1,334,557	1,322,712	(e)(h)(i)
Professional Services - 0.4%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.353%	11/16/26	1,982,089	1,968,875	(e)(h)(i)
Trading Companies & Distributors - 0.1%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.695%	10/6/23	700,000	698,250	(e)(h)(i)
Total Industrials				3,989,837
Utilities - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.603%	2/7/23	353,784	355,995	(e)(f)(h)(i)
Total Senior Loans (Cost - $47,928,746)				48,083,207
U.S. Government & Agency Obligations - 8.8%
U.S. Government Obligations - 8.8%
U.S. Treasury Notes	1.375%	1/31/21	3,350,000	3,358,113
U.S. Treasury Notes	2.250%	4/30/21	3,000,000	3,042,246	(k)
U.S. Treasury Notes	1.375%	5/31/21	3,500,000	3,515,039
U.S. Treasury Notes	1.625%	6/30/21	1,000,000	1,008,242
U.S. Treasury Notes	1.750%	7/31/21	3,500,000	3,537,803

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security‡	Rate	Date	Amount†		Value
U.S. Government Obligations - continued
U.S. Treasury Notes	1.625%	12/31/21	3,750,000		$3,798,486
U.S. Treasury Notes	1.625%	5/31/23	2,500,000		2,558,936	(k)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000		4,521,353	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000		2,888,262	(k)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000		4,964,585	(k)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		3,146,602	(k)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000		3,400,566	(k)
U.S. Treasury Notes	1.625%	8/15/29	1,500,000		1,567,529
Total U.S. Government & Agency Obligations (Cost - $39,752,370)					41,307,762
Convertible Bonds & Notes - 0.8%
Communication Services - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $3,573,962)	2.375%	3/15/24	4,030,000		3,761,684
Non-U.S. Treasury Inflation Protected Securities - 0.2%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $2,073,615)	4.000%	3/6/20	68,954,539	ARS	648,188	(g)

			Shares
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure 0.0%
Bossier Escrow Shares			65,403		15,239	*(g)(l)
Energy - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			37,071		36,042	*(g)(l)
KCAD Holdings I Ltd.			77,972,021		0	*(g)(l)(m)
Total Energy Equipment & Services					36,042
Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC			417		32,759	*(g)(l)
TOTAL ENERGY					68,801
Total Common Stocks (Cost - $2,299,572)					84,040
Total Investments before Short-Term Investments (Cost - $613,230,861)					660,354,595

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security‡	Rate	Shares	Value
Short-Term Investments - 0.2%
Dreyfus Government Cash
Management, Institutional Shares (Cost - $1,129,517)	1.491%	1,129,517	$1,129,517
Total Investments - 141.1% (Cost - $614,360,378)			661,484,112
Liabilities in Excess of Other Assets - (41.1)%			(192,744,285)
Total Net Assets - 100.0%			$468,739,827

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of February 29, 2020.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors. (d) Security has no maturity date. The date shown represents the next call date.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1). (h) Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of February 29, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements. (l) Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CER	—	Coeficente de Establilzacion de Referencia
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OJSC	—	Open Joint Stock Company
PIK	—	Payment-In-Kind
PJSC	—	Private Joint Stock Company
RUB	—	Russian Ruble
USD	—	United States Dollar
UYU	—	Uruguayan Peso

At February 29, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value

Deutsche Bank AG	1.870%	12/13/2019	3/13/2020	$23,797,688	U.S. Government & Agency Obligations	$24,522,550

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 29, 2020, the Fund had the following open forward foreign currency contracts:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
USD	1,484,661	EUR	1,330,000	BNP Paribas SA	4/17/20	$11,928
USD	3,018,844	EUR	2,704,000	BNP Paribas SA	4/17/20	24,657
USD	511,410	GBP	400,000	BNP Paribas SA	4/17/20	(2,134)
USD	186,657	EUR	166,887	Citibank N.A.	4/17/20	1,860
USD	2,260,022	GBP	1,721,215	Citibank N.A.	4/17/20	50,222
MXN	1,511,611	USD	79,184	Goldman Sachs Group Inc.	4/17/20	(2,998)
USD	748,017	EUR	669,510	Goldman Sachs Group Inc.	4/17/20	6,656
EUR	2,140,000	USD	2,331,389	JPMorgan Chase & Co.	4/17/20	38,272
Total						$128,463

Western Asset Global High Income Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this table:

EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

Notes to Schedule of Investments (unaudited) (cont’d)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1– quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$442,548,064	—	$442,548,064
Sovereign Bonds	—	123,921,650	—	123,921,650
Senior Loans	—	48,083,207	—	48,083,207
U.S. Government & Agency
Obligations	—	41,307,762	—	41,307,762
Convertible Bonds & Notes	—	3,761,684	—	3,761,684
Non-U.S. Treasury Inflation
Protected Securities	—	648,188	—	648,188
Common Stocks:
Consumer Discretionary	—	—	$15,239	15,239
Energy	—	—	68,801	68,801
Total Long-Term Investments	—	660,270,555	84,040	660,354,595
Short-Term Investments†	$1,129,517	—	—	1,129,517
Total Investments	$1,129,517	$660,270,555	$84,040	$661,484,112
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$133,595	—	$133,595
Total	$1,129,517	$660,404,150	$84,040	$661,617,707

LIABILITIES
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,132	—	$5,132

† See Schedule of Investments for additional detailed categorizations.